UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
       	June 30, 2002

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  August 12, 2002


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	$431,530


List of Other Included Managers:

No. 13F File Number		Name







 WALTER F. HARRISON, III










            FORM 13F










   AS OF JUNE 30, 2002






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ASML HOLDING NV
Common
N07059111
262,604
17,368
X


Walter Harrison
X


AG SERVICES OF AMERICA
    Common
001250109
2,689,622
220,100
X


Walter Harrison
X


AOL TIME WARNER
    Common
00184A105
81,935
5,570
X


Walter Harrison
X


ADVANTA CORP CL B
Class -B
007942204
1,637,500
149,817
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP
    Common
008252108
270,539
4,399
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
21,050,108
329,939
X


Walter Harrison
X


ALTERA CORP
    Common
021441100
224,862
16,534
X


Walter Harrison
X


AMERISERVE FINCL INC
    Common
03074A102
458,000
100,000
X


Walter Harrison
X


AMERICAN EXPRESS CO
Common
025816109
287,328
7,911
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
1,637,435
403,309
X


Walter Harrison
X


ANHTRACITE CAPITAL INC
    Common
037023108
4,874,145
367,860
X


Walter Harrison
X


AON CORPORATION
Common
037389103
294,800
10,000
X


Walter Harrison
X


ASBURY AUTOMOTIVE GRP
Common
043436104
354,416
26,060
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
15,394,185
456,124
X


Walter Harrison
X


BRITESMILE  INC
    Common
110415106
1,347,108
568,400
X


Walter Harrison
X


CALPINE CORPORATION CMN
Common
131347106
349,391
49,700
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
8,826,530
369,930
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
6,050,275
269,500
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
431,574
26,156
X


Walter Harrison
X


CENDANT CORP
Common
151313103
1,192,699
75,107
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
460,177
14,854
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
2,564,848
306,800
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
8,361,757
315,538
X


Walter Harrison
X


COMMERCE BANCORP INC
    Common
200519106
227,100
5,138
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
9,721,152
611,778
X


Walter Harrison
X


COMVERSE TECHNOLOGY INC
    Common
205862402
202,896
21,911
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
2,984,336
153,200
X


Walter Harrison
X


COOKER RESTAURANTS (NEW)
    Common
216284208
0
832
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
4,493,258
342,500
X


Walter Harrison
X


DVI INC
    Common
233343102
12,265,150
635,500
X


Walter Harrison
X


DELL COMPUTER
Common
247025109
293,631
11,233
X


Walter Harrison
X


DISNEY WALT CO
Common
254687106
301,172
15,935
X


Walter Harrison
X


ECHOSTAR COMMUNICATIONS CORP
Class A
278762109
80,606
4,343
X


Walter Harrison
X


ELECTROGLAS INC.
    Common
285324109
1,996,000
199,600
X


Walter Harrison
X


ELECTRONIC DATA SYSTEMS CORP
Common
285661104
2,054,395
55,300
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
G3223R108
14,444,332
258,165
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
23,049,088
312,530
X


Walter Harrison
X


FAIRFAX FINANCIAL
    Common
030390110
40
2,000
X


Walter Harrison
X


FIDELITY NATIONAL BANK
Common
316326107
521,400
16,500
X


Walter Harrison
X


FIRST REPUBLIC BANCORP INC
    Common
336158100
9,684,125
352,150
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
13,649,626
392,795
X


Walter Harrison
X


GENTEK INC
    Common
37245X104
59,210
269,136
X


Walter Harrison
X


GENERAL MOTORS
    Common
370442832
95,368
9,170
X


Walter Harrison
X


GENESCO INC
    Common
371532102
814,970
33,469
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
3,114,519
882,300
X


Walter Harrison
X


GREENPOINT FINCL CORP
    Common
395384100
982,000
20,000
X


Walter Harrison
X


HCA-HEALTHCARE CO
    Common
404119109
6,811,500
143,400
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
3,892,800
324,400
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
    Common
436233100
2,087,920
1,049,206
X


Walter Harrison
X


I2 TECHNOLOGIES
Common
465754109
28,635
19,348
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
8,553,689
288,100
X


Walter Harrison
X


INTEL CORP
Common
458140100
5,516,809
301,960
X


Walter Harrison
X


JABIL CIRCUIT
Common
466313103
372,950
17,667
X


Walter Harrison
X


KEMET CORP
Common
488360108
357,200
20,000
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
    Common
51206P109
2,596,448
384,090
X


Walter Harrison
X


LA QUINTA PROPERTIES CORP
    Common
50419Q409
154,295
21,282
X


Walter Harrison
X


LATTICE SEMICONDUCTOR GROUP
    Common
518415104
104,063
11,975
X


Walter Harrison
X


LIBERTY MEDIA
    Common
530718105
1,733,590
173,359
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
3,493,679
148,100
X


Walter Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100
243,051
29,273
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
940,733
119,231
X


Walter Harrison
X


MAIN ST & MAIN INC (NEW)
Common
560345308
263,302
41,794
X


Walter Harrison
X


MAXIM PHARMACEUTICALS INC
Common
57772M107
31,900
10,000
X


Walter Harrison
X


MAYORS JEWELERS INC
    Common
578462103
147,672
410,200
X


Walter Harrison
X


MELLON FINANCIAL CORP
Common
58551A108
188,580
6,000
X


Walter Harrison
X


METTLER TOLEDO INTL
    Common
592688105
3,668,565
99,500
X


Walter Harrison
X


METRIS COMPANIES
    Common
591598107
1,928,369
232,054
X


Walter Harrison
X


MICROSOFT INC
    Common
594918104
191,286
3,497
X


Walter Harrison
X


MILLENIUM PHARMACEUTICALS
Common
599902103
72,827
5,994
X


Walter Harrison
X


NS GROUP INC
Common
628916108
716,250
75,000
X


Walter Harrison
X


NTL Inc.
    Common
629407107
7,704
240,750
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
    Common
649445103
5,971,651
223,825
X


Walter Harrison
X


NEXTWAVE TELECOM INC
Class B
65332M103
51,178
26,936
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
16,710,685
419,761
X


Walter Harrison
X


OM GROUP INC
    Common
670872100
12,505,710
201,705
X


Walter Harrison
X


OAKLEY INC
Common
673662102
314,366
18,067
X


Walter Harrison
X


OCULAR SCIENCES INC
Common
675744106
1,968,950
74,300
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
675746101
1,526,470
277,540
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
5,395,200
140,500
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
14,729,875
1,437,061
X


Walter Harrison
X


PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
1,120,680
311,300
X


Walter Harrison
X


PHILIP MORRIS CO INC (HLDG CO)
    Common
718154107
11,168,321
255,685
X


Walter Harrison
X


PHOTRONICS
    Common
719405102
1,026,548
54,200
X


Walter Harrison
X


PNC FIINL SVCS GRP
Common
693475105
522,800
10,000
X


Walter Harrison
X


PULTE HOMES INC
    Common
745867101
17,345,912
301,773
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
2,760,930
469,546
X


Walter Harrison
X


PROVIDIAN NATIONAL BANK
Conv Senior Note
FA
74406AAA0
13,775,000
200,000
X


Walter Harrison
X


PRUDENTIAL FINANCIAL INC
Common
744320102
667,200
20,000
X


Walter Harrison
X


QWEST COMMUNICATIONS INTL INC
Common
749121109
60,166
21,488
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
18,581,075
380,370
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
834,413
347,672
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
13,497,750
428,500
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
23,170,550
829,000
X


Walter Harrison
X


RFS HOTEL INVESTORS INC
    Common
74955J108
8,398,862
620,300
X


Walter Harrison
X


SANMINA -SCI GROUP
Common
800907107
320,157
50,738
X


Walter Harrison
X


SIX FLAGS INC
Common
83001P109
991,154
68,592
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
2,863,269
505,878
X


Walter Harrison
X


SORRENTO NETWORKS CORPORATION
Common
83586Q100
4,800
5,000
X


Walter Harrison
X


STILWELL FINANCIAL INC
    Common
860831106
273,000
15,000
X


Walter Harrison
X


SYMBOL TECHNOLOGIES
Common
871508107
369,189
43,434
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
6,621,237
99,150
X


Walter Harrison
X


TIER TECHNOLOGIES
    Common
88650Q100
5,901,984
331,200
X


Walter Harrison
X


TRIAD HOSPITALS
    Common
89579K109
367,350
8,668
X


Walter Harrison
X


US BANCORP
Common
902973304
5,811,838
248,901
X


Walter Harrison
X


US PHYSICAL THERAPY INC
Common
90337L108
151,411
7,455
X






VITESSE SEMICONDUCTOR CORP
Common
928497106
137,984
44,368
X






WADDELL & REED FIN, INC
    Common
930059100
276,942
12,083
X






WASHINGTON MUTUAL, INC
    Common
939322103
8,261,948
222,634
X






WATERS CORP
    Common
941848103
267,000
10,000
X






WEB METHODS INC
Common
94768C108
20,790
2,100
X






WMS INDS INC
    Common
929297109
2,545,550
207,800
X
































Total
431,529,924








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